Goodwill and Amortizable Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Amortizable Intangible Assets
NOTE 6. Goodwill and Amortizable Intangible Assets

Goodwill
As of December 31, 2020 and 2019, goodwill of $39.0 million was allocated to the Company’s Hawaii reporting unit, which has a negative carrying amount of net assets as of December 31, 2020 and 2019. The Company completed the required annual goodwill impairment test during the fourth quarters of 2020 and 2019, and no impairment was recognized.
Contingent Consideration
Total liabilities for contingent consideration to fulfill expected remaining obligations related to prior acquisitions were $2.5 million as of December 31, 2020 and 2019, and are reflected in accounts payable and accrued expenses in the consolidated balance sheets.
Amortizable Intangible Assets
The following table summarizes the Company’s amortizable intangible assets as of December 31, 2020 (dollars in thousands):

	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Health plan contracts	15	$39,700	$(11,689)	$28,011
Trade names	15-30	20,300	(2,989)	17,311
Provider networks	10-15	8,400	(2,473)	5,927
Noncompete enforcement agreements	4-5	30,787	(22,705)	8,082
Other	4-15	2,700	(1,563)	1,137

		$101,887	$(41,419)	$60,468

The following table summarizes the Company’s amortizable intangible assets as of December 31, 2019 (dollars in thousands):

	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Health plan contracts	15	$39,700	$(9,043)	$30,657
Trade names	15-30	45,200	(27,212)	17,988
Provider networks	10-15	8,400	(1,913)	6,487
Noncompete enforcement agreements	4-5	30,377	(15,944)	14,433
Other	4-15	2,700	(1,119)	1,581

		$126,377	$(55,231)	$71,146

For the years ended December 31, 2020, 2019, and 2018, the Company recognized $11.4 million, $10.7 million, and $10.4 million, respectively, in amortization expense which is included in depreciation and amortization expense in the consolidated statements of operations
.
The following table summarizes the estimated annual amortization for each of the five succeeding fiscal years and thereafter as of December 31, 2020 (in thousands):

Year	Amount
2021	$10,332
2022	5,970
2023	4,012
2024	3,957
2025	3,957
Thereafter	32,240

$60,468